Income taxes - Schedule of Amount Available to Carry Forward (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Canada | Canadian scientific research expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 166,556	$ 148,077
Canada | Losses from operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	390,148	288,258
Canada | Canadian capital losses from operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42,942	9,827
Canada | Canadian investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	53,510	48,277
United States | Losses from operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41,027	42,949
Denmark | Losses from operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	114,108	81,130
Hong Kong | Losses from operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	227	128
United Kingdom | Losses from operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	20,440
United Kingdom | UK research and development tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0	$ 120